Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions
Related Party Transactions

Note 3. Related Party Transactions

Convertible notes payable - related parties

During the year ended December 31, 2022, Brian Thom, the Company’s Chief Executive Officer, converted $372,000 of a loan payable balance to a convertible note payable. The unpaid accrued interest on the loan payable was transferred to a convertible note payable. The note had an interest rate of 10%, an original issue discount (“OID”) of 7% and had a maturity date of December 31, 2023. On December 15, 2023, the Company entered into an amendment on the convertible note, which extended the maturity date to December 31, 2024 and increased the interest rate from 10% to 13%, effective January 1, 2024.

The note is convertible into common stock of the Company at $0.35 per share. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $28,000 of a debt discount related to the OID. As of March 31, 2024 and December 31, 2023, the remaining unamortized debt discount was $0, respectively. Accrued interest associated with the note was $92,799 and $77,287 as of March 31, 2024 and December 31, 2023, respectively.

During the year ended December 31, 2022, Robert Denser, a Director of the Company, loaned the Company $93,000 through a convertible note. The note had an interest rate of 10%, an OID of 7% and had a maturity date of December 31, 2023. On December 15, 2023, the Company entered into an amendment on the convertible note, which extended the maturity date to December 31, 2024 and increased the interest rate from 10% to 13%, effective January 1, 2024.

The note is convertible into common stock of the Company at $0.35 per share. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $7,000 of a debt discount related to the OID. As of March 31, 2024 and December 31, 2023, the remaining unamortized debt discount was $0, respectively. Accrued interest associated with the note was $18,157 and $14,438 as of March 31, 2024 and December 31, 2023, respectively.

Interest expense – related party on convertible notes payable was $19,231 (including $0 of debt discount amortization related to the OID) and $19,466 (including $5,912 of debt discount amortization related to the OID) during the three months ended March 31, 2024 and 2023, respectively. Accrued interest – related party due to these convertible notes was $110,956 and $91,725, as of March 31, 2024 and December 31, 2023, respectively.

Accrued liabilities – related parties

As of March 31, 2024 and December 31, 2023, $165,000 and $134,750 of accrued compensation was due to the Company’s officers and management, respectively.

Note 3. Related Party Transactions

Convertible notes payable - related parties

As of December 31, 2023 and 2022, convertible notes payable – related parties (net of debt discount) totaled $500,000 and $478,331 respectively.

During the year ended December 31, 2022, Brian Thom, the Company’s Chief Executive Officer, converted $372,000 of a loan payable balance to a convertible note payable. The unpaid accrued interest on the loan payable was transferred to the convertible note payable. The note had an interest rate of 10%, an original issue discount (“OID”) of 7% and had a maturity date of December 31, 2023. The note is convertible into common stock of the Company at $0.35 per share. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $28,000 of a debt discount related to the OID. As of December 31, 2023 and December 31, 2022, the remaining unamortized debt discount was $0 and $16,998, respectively. Accrued interest associated with the note was $77,287 and $33,897 as of December 31, 2023 and 2022, respectively.

During the year ended December 31, 2022, Robert Denser, a Director of the Company, loaned the Company $93,000 through a convertible note. The note had an interest rate of 10%, an OID of 7% and had a maturity date of December 31, 2023. The note is convertible into common stock of the Company at $0.35 per share. In the event the Company issues any shares of common stock before the maturity date at a price that is lower than $0.35 per share, the conversion price shall be reduced to equal such lower issue price per share. The Company recorded $7,000 of a debt discount related to the OID. As of December 31, 2023 and December 31, 2022, the remaining unamortized debt discount was $0 and $4,671, respectively. Accrued interest associated with the note was $14,438 and $4,034 as of December 31, 2023 and 2022, respectively.

On December 15, 2023, the Company entered into amendments on the above convertible notes, which extended the maturity date to December 31, 2024 and increased the interest rate from 10% to 13%, effective January 1, 2024.

Interest expense – related party on the above convertible notes payable was $75,684 (including $21,669 of debt discount amortization related to the OID) and $36,531 (including $13,331 of debt discount amortization) during the year ended December 31, 2023 and 2022, respectively. Accrued interest – related party due to these convertible notes was $91,725 and $37,931, as of December 31, 2023 and 2022, respectively.

Loans payable/advances - related parties

As of December 31, 2023 and 2022, loans payable – related parties totaled $0 and $4,000, respectively.

During the year ended December 31, 2022, Mr. Thom loaned the Company $315,000 to pay for operating expenses. The loans had an interest rate of 10% and was due on demand. The Company repaid $118,000 in principal and $6,569 of accrued interest and $372,000 of principal was converted to a convertible note payable and any unpaid accrued interest was transferred to the convertible note payable as mentioned above. The outstanding principal balance and accrued interest owed to Mr. Thom on the loan payable was $0 as of December 31, 2022.

During the year ended December 31, 2022, Mr. Schiliro, loaned the Company $64,275 to pay for operating expenses. The loan had an interest rate of 10% and was due on demand. The Company repaid $108,275 in principal ($44,000 of principal was owed as of December 31, 2021) and $5,802 of accrued interest leaving a balance of $0 on the loan payable and accrued interest owed to Mr. Schiliro as of December 31, 2022.

During the year ended December 31, 2022, Kristofer Heaton, the Principal Financial Officer, loaned the Company $4,000 to pay for operating expenses. The loan had an interest rate of 10% and was due on demand. During the year ended December 31, 2023, the Company repaid $4,000 of principal and $446 of accrued interest leaving a balance of $0 as of December 31, 2023.

Interest expense – related party on the above loans was $222 and $25,292 during the years ended December 31, 2023 and 2022, respectively. Accrued interest – related party as of December 31, 2023 and 2022 was $0 and $224, respectively.

Accrued liabilities – related parties

As of December 31, 2023 and December 31, 2022, $134,750 and $127,500 of accrued compensation was due to the Company’s officers and management, respectively.

As of December 31, 2023 and December 31, 2022, $0 and $6,923 was owed to the Company’s officers and management for reimbursable expenses.

Equity transactions

During the year ended December 31, 2022, the Company issued 300,000 shares of common stock each to Mr. Thom and Mr. Schiliro and 250,000 shares of common stock to Mr. Heaton for compensation in lieu of cash. The common stock had a total fair value of $344,250 (see Note 6).

During the year ended December 31, 2022, the Company had accrued Mr. Thom’s 2022 first quarter compensation of $45,000 and during the second quarter of 2022, the Company issued 150,000 shares of common stock to Mr. Thom to settle the accrued compensation. The common stock had a fair value of $72,000 and the Company recorded $27,000 as a loss on settlement of debt (see Note 6).

During the year ended December 31, 2022, the Company had accrued Mr. Schiliro’s 2022 first quarter compensation of $45,000 and during the second quarter of 2022, the Company issued 150,000 shares of common stock to Mr. Schiliro for the accrued compensation. The common stock had a fair value of $72,000 and the Company recorded $27,000 as a loss on settlement of debt (see Note 6).

During the year ended December 31, 2022, the Company had accrued Mr. Heaton’s 2022 first quarter compensation of $37,500 and during the second quarter of 2022, the Company issued 125,000 shares of common stock to Mr. Heaton for the accrued compensation. The common stock had a fair value of $60,000 and the Company recorded $22,500 as a loss on settlement of debt (see Note 6).

During the year ended December 31, 2022, the Board of Directors approved an amendment to Mr. Thom’s RSU Agreement dated November 24, 2020. The amendment increased the number of RSU’s granted from 11,500,000 to 13,225,000. The RSU’s are subject to certain conditions and shall vest upon the achievement of certain Company objectives and milestones.

During the year ended December 31, 2022, the Board of Directors approved an RSU Agreement with Robert Denser, Director of the Board. The agreement grants Mr. Denser 1,000,000 RSU’s which are subject to certain conditions and shall vest upon the achievement of certain Company objectives and milestones.

During the year ended December 31, 2022, the Company acquired 2,228,115 shares of common stock from its former Chief Executive Officer as described in Note 6.

During the year ended December 31, 2023, the Company issued 1,204,688 shares of common stock with a fair value of $271,031 to its officers and management for $218,250 of accrued compensation (see Note 6) which resulted in $52,781 being recorded as a loss on settlement of debt.